SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accumulated Other Comprehensive Income (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) entity	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) entity
Changes in AOCI, including the amounts reclassified to income
Balance	$ 83,777	$ 115,329	$ 150,380
Gain reclassified from AOCI to income	(38)
Balance	$ 82,741	83,777	$ 115,329
Number of inactive Chinese entities liquidation | entity			3
Number of entities liquidated | entity	2
Net loss from the cumulative translation adjustment	$ 100		$ 100
AOCI Including Portion Attributable to Noncontrolling Interest
Changes in AOCI, including the amounts reclassified to income
Balance	61,470	63,754
Balance	62,002	61,470	$ 63,754
Foreign currency translation
Changes in AOCI, including the amounts reclassified to income
Gain (Loss) recorded in other comprehensive loss and Unrealized loss from available-for-sale investments	570	(1,611)
Unrealized gains (losses), net of tax
Changes in AOCI, including the amounts reclassified to income
Gain (Loss) recorded in other comprehensive loss and Unrealized loss from available-for-sale investments		(673)
AOCI Attributable to Noncontrolling Interest
Changes in AOCI, including the amounts reclassified to income
Balance	$ 0
Balance		$ 0